INCOME TAXES (Details of income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current income taxes, includes a recovery of $2,725 (2015 - expense of $3,904) relating to prior taxation years	$ 9,587	$ 8,356
Adjustments for recovery relating to prior taxation years	1,368	2,725
Reduction in tax rate	(1,633)	0
Revaluation of deferred taxes on intangible assets	(62,228)	0
Origination and reversal of temporary differences	6,576	(1,059)
Non-recognition of tax benefits related to tax losses and temporary differences	62,488	0
Recognition of tax benefits relating to prior taxation years	(308)	(2,097)
Deferred income taxes	4,895	(3,156)
Total income tax expense	$ 14,482	$ 5,200